Significant accounting policies (Details) - Schedule of straight-line basis over the useful life or contractual lease period	12 Months Ended
Dec. 31, 2019
Cellular communications sites [Member]
Significant accounting policies (Details) - Schedule of straight-line basis over the useful life or contractual lease period [Line Items]
Weighted average of the agreement period	6.6
Buildings [member]
Significant accounting policies (Details) - Schedule of straight-line basis over the useful life or contractual lease period [Line Items]
Weighted average of the agreement period	6
Vehicles [member]
Significant accounting policies (Details) - Schedule of straight-line basis over the useful life or contractual lease period [Line Items]
Weighted average of the agreement period	2